Revenue - Major customers service fees charged on loans facilitated (Details) - Fees generated on loans facilitated	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	55.58%	64.72%	70.60%
Ping An Group and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	42.73%	37.33%	40.51%
Lufax and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	12.85%	27.39%	30.09%